UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  December 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   1845 Walnut Street
           Suite 875
           Philadelphia, PA  19103

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     215-569-0079
Signature, Place, and Date of Signing:

   William M. Shettle     Philadelphia, Pennsylvania   January 31, 2001


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   53

Form 13F Information Table Value Total:   $79,505



List of Other Included Managers:

 No.    13F File Number    Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
PIMCO Short Term Fund, Cl. A   MFUND            693391211      103 10267.736SH       SOLE                10267.736
AT&T Corp Liberty Media Group  COM              001957208      962    70959 SH       SOLE                    70959
Agilent Technologies, Inc.     COM              00846U101      212     3871 SH       SOLE                     3871
American Home Products         COM              026609107     3496    55016 SH       SOLE                    55016
American Intl. Group           COM              026874107      788     8000 SH       SOLE                     8000
Bristol-Myers-Squibb           COM              110122108      414     5598 SH       SOLE                     5598
Chase Manhattan Corp.          COM              16161A108     1286    28300 SH       SOLE                    28300
Citigroup, Inc.                COM              172967101     2768    54201 SH       SOLE                    54201
Colgate-Palmolive Co           COM              194162103      294     4550 SH       SOLE                     4550
Computer Sciences Corp.        COM              205363104     2080    34600 SH       SOLE                    34600
Conoco Inc. 'A'                COM              208251306     1554    54290 SH       SOLE                    54290
Convergys Corp.                COM              212485106     1683    37140 SH       SOLE                    37140
Corning Inc.                   COM              219350105     1967    37236 SH       SOLE                    37236
DST Systems                    COM              233326107     3623    54071 SH       SOLE                    54071
DuPont (E.I.)                  COM              263534109     2507    51895 SH       SOLE                    51895
El Paso Energy                 COM              283905107     3493    48761 SH       SOLE                    48761
Eli Lilly                      COM              532457108     1623    17438 SH       SOLE                    17438
Exxon Mobil Corporation        COM              30231G102      480     5516 SH       SOLE                     5516
Fairchild Corp.                COM              303698104       72    13060 SH       SOLE                    13060
Fannie Mae                     COM              313586109     2409    27773 SH       SOLE                    27773
First Data Corp.               COM              319963104     1579    29960 SH       SOLE                    29960
FleetBoston Financial Corp.    COM              339030108     1831    48739 SH       SOLE                    48739
General Electric               COM              369604103      568    11842 SH       SOLE                    11842
Halliburton Company            COM              406216101     1095    30198 SH       SOLE                    30198
Hewlett-Packard                COM              428236103      962    30470 SH       SOLE                    30470
Honeywell Intl.                COM              438516106     1549    32740 SH       SOLE                    32740
Informix Corporation           COM              456779107       56    18750 SH       SOLE                    18750
Int'l Business Mach Corp       COM              459200101     1225    14415 SH       SOLE                    14415
Intel Corp.                    COM              458140100      988    32878 SH       SOLE                    32878
Intermedia Comm.               COM              458801107       72    10030 SH       SOLE                    10030
Johnson & Johnson              COM              478160104     2002    19057 SH       SOLE                    19057
Mellon Financial Corp.         COM              58551A108     2659    54059 SH       SOLE                    54059
Merck & Co. Inc.               COM              589331107      243     2600 SH       SOLE                     2600
Minnesota Mining & Mfg.        COM              604059105     2557    21220 SH       SOLE                    21220
Mitchell Energy/Development    COM              606592202      262     4280 SH       SOLE                     4280
Motorola Inc.                  COM              620076109      936    46232 SH       SOLE                    46232
NCR Corp.                      COM              62886E108      361     7340 SH       SOLE                     7340
Natl. Fuel Gas                 COM              636180101      202     3210 SH       SOLE                     3210
New York Times                 COM              650111107     1852    46224 SH       SOLE                    46224
Nortel Networks Corp.          COM              656568102     1515    47246 SH       SOLE                    47246
Oracle Corp.                   COM              68389X105     2425    83440 SH       SOLE                    83440
PepsiCo Inc.                   COM              713448108     1978    39901 SH       SOLE                    39901
Pfizer Inc.                    COM              717081103     3666    79704 SH       SOLE                    79704
Pharmacia Corporation          COM              71713U102     2019    33100 SH       SOLE                    33100
Proctor & Gamble               COM              742718109      460     5866 SH       SOLE                     5866
SBC Communications             COM              78387G103     2151    45052 SH       SOLE                    45052
Scientific-Atlanta             COM              808655104     1486    45650 SH       SOLE                    45650
Telefonica SA Sponsored ADR    COM              879382208     1915    38297 SH       SOLE                    38297
Time Warner Inc.               COM              887315109     1598    30591 SH       SOLE                    30591
Tyco International             COM              902124106     1541    27760 SH       SOLE                    27760
United Technologies            COM              913017109     2519    32033 SH       SOLE                    32033
Williams Cos., Inc.            COM              969457100     2168    54290 SH       SOLE                    54290
WorldCom, Inc.                 COM              98157D106     1253    89075 SH       SOLE                    89075